Commitments and Contingencies (Commitment for Gathering and Firm Transportation) (Detail) (Gathering and Firm Transportation, USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Gathering and Firm Transportation
Other Commitments [Line Items]
Total commitment for gathering and firm transportation	$ 1,751.7	$ 637.2
Commitment for gathering and firm transportation, remainder of 2014	25.6
Commitment for gathering and firm transportation, 2015	68.1	52.1
Commitment for gathering and firm transportation, 2016	81.6	65.6
Commitment for gathering and firm transportation, 2017	81.5	65.4
Commitment for gathering and firm transportation, 2018	80.0	64.0
Commitment for gathering and firm transportation, 2019	75.7
Commitment for gathering and firm transportation, Thereafter	1,339.2
Commitment for gathering and firm transportation, 2014		28.3
Commitment for gathering and firm transportation, Thereafter		$ 361.8